Related parties - Summary of Remuneration to Related Parties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Salary	$ 334,800,000	$ 392,800,000	$ 414,700,000
Pension Fund Contribution
Cash Incentive
other
Share - based expense	20,500,000	37,500,000	$ 26,800,000
Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	885,900	912,600
Committee fees	364,900	341,300
Total remuneration	1,250,800	1,253,900
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	6,245,800	6,427,500
Pension Fund Contribution	560,100	557,300
Cash Incentive	3,951,200	3,368,700
other	363,800	580,800
Share - based expense	10,156,600	5,980,200
LTIP expense	0	129,400
Total remuneration	21,277,500	17,044,000
C Carolus [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	215,800	231,300
Committee fees	0	0
Total remuneration	215,800	231,300
R Menell [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	140,500	150,500
Committee fees	0	0
Total remuneration	140,500	150,500
D Ncube [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees		30,700
Committee fees		21,300
Total remuneration		52,000
Y Suleman [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	70,800	75,900
Committee fees	65,700	72,400
Total remuneration	138,500	148,300
P Bacchus [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	79,300	80,600
Committee fees	72,900	61,100
Total remuneration	152,200	141,700
S Reid [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	79,300	80,600
Committee fees	62,900	55,400
Total remuneration	142,200	136,000
T Goodlace [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	70,800	75,900
Committee fees	35,800	38,400
Total remuneration	106,600	114,300
A Andani [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	79,300	80,600
Committee fees	46,000	40,200
Total remuneration	125,300	120,800
C Letton [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	79,300	80,600
Committee fees	51,600	49,800
Total remuneration	130,900	130,400
P Mahanyele-Dabengwa [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	70,800	25,900
Committee fees	30,000	2,700
Total remuneration	100,800	28,600
N Holland [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	1,226,800	1,251,600
Pension Fund Contribution	24,200	26,500
Cash Incentive	913,400	661,500
other	100	0
Share - based expense	1,936,500	1,654,800
LTIP expense	0	25,500
Total remuneration	4,101,000	3,619,900
P Schmidt [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	608,300	626,600
Pension Fund Contribution		48,200
Cash Incentive		306,200
other		2,100
Share - based expense	1,331,700	876,200
LTIP expense	0	25,300
Total remuneration	2,487,400	1,884,500
Executive Directors [member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	1,835,100	1,878,200
Pension Fund Contribution		74,700
Cash Incentive		967,700
other		2,100
Share - based expense	3,268,200	2,531,000
LTIP expense	0	50,800
Total remuneration	6,588,400	5,504,400
L Rivera [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	553,500	668,800
Pension Fund Contribution	58,500	72,800
Cash Incentive	142,600	132,900
other	241,800	386,800
Share - based expense	780,900	202,600
LTIP expense	0	0
Total remuneration	1,777,300	1,463,900
A Baku [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	839,700	808,000
Pension Fund Contribution	193,100	185,800
Cash Incentive	533,300	634,800
other	103,800	68,000
Share - based expense	1,573,100	990,400
LTIP expense	0	25,500
Total remuneration	3,243,000	2,712,500
R Butcher [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	363,400	384,500
Pension Fund Contribution	36,300	37,300
Cash Incentive	218,000	192,400
other	0	0
Share - based expense	501,100	238,500
LTIP expense	0	0
Total remuneration	1,118,800	852,700
N Chohan [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	352,800	367,200
Pension Fund Contribution	24,200	26,500
Cash Incentive	242,000	213,900
other	1,600	1,800
Share - based expense	649,700	341,100
LTIP expense	0	6,900
Total remuneration	1,270,300	957,500
B Mattison [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	441,400	453,600
Pension Fund Contribution	24,200	26,500
Cash Incentive	298,600	271,900
other	0	2,500
Share - based expense	969,800	545,100
LTIP expense	0	16,400
Total remuneration	1,734,000	1,316,000
T Harmse [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	354,300	369,700
Pension Fund Contribution	25,100	26,500
Cash Incentive	243,500	215,300
other	5,400	7,800
Share - based expense	680,500	433,500
LTIP expense	0	13,900
Total remuneration	1,308,800	1,066,600
A Nagaser [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	234,200	243,300
Pension Fund Contribution	24,600	27,000
Cash Incentive	160,100	131,100
other	1,900	400
Share - based expense	405,200	185,800
LTIP expense	0	5,000
Total remuneration	826,000	592,700
S Mathews [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	472,100	438,200
Pension Fund Contribution	54,500	29,500
Cash Incentive	311,600	289,400
other	7,300	4,900
Share - based expense	697,000	399,200
LTIP expense	0	10,900
Total remuneration	1,542,500	1,172,200
M Preece [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	514,300	541,700
Pension Fund Contribution	25,100	26,500
Cash Incentive	271,800	168,800
other	0	400
Share - based expense	362,700	113,000
LTIP expense	0	0
Total remuneration	1,173,900	850,400
R Bardien [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	285,000	274,300
Pension Fund Contribution	24,200	24,300
Cash Incentive	116,900	150,500
other	0	106,100
Share - based expense	268,400	0
LTIP expense	0	0
Total remuneration	694,500	555,200
Prescribed Officers [member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	4,410,700	4,549,300
Pension Fund Contribution	489,800	482,600
Cash Incentive	2,538,400	2,401,000
other	361,800	578,700
Share - based expense	6,888,400	3,449,200
LTIP expense	0	78,600
Total remuneration	$ 14,689,100	$ 11,539,600